Note 12 - Lease Obligations (Details Textual) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Interest Expense, Lessee, Assets under Capital Lease	€ 21	€ 13	€ 18
Operating Leases, Rent Expense, Net, Total	€ 1,002	€ 904	€ 841
FRANCE
Lessee, Operating Lease, Term of Contract				10 years	10 years
Medical Devices [Member]
Capital Lease Obligations, Total					€ 432
Vehicles and Other IT Equipment [Member]
Capital Lease Obligations, Total | $				$ 802